Significant Accounting Policies and Practices (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Percentage of equity method ownership	50.00%		0.50%
Investments in affiliates			$ 4,889,515	$ 4,478,962
FDIC insurance limit			$ 250,000
Anti-dilutive shares	275,000	1,275,000	1,800,000	1,800,000
Unconsolidated Subsidiary [Member]
Percentage of equity method ownership	20.00%		0.20%
Investments in affiliates			$ 4,889,515	$ 4,478,962